Property, Plant and Equipment (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment (Details) [Line Items]
Impairment charge on total book value		S/ 42,859,000
Group maintains accounts payable	S/ 7,615,000	S/ 4,830,000
Mining assets [member]
Property, Plant and Equipment (Details) [Line Items]
Net acquisition costs related to coal concessions	S/ 15,488,000